Document And Entity Information (USD $)	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Entity Registrant Name	Infinity Cross Border Acquisition Corp
Entity Central Index Key	0001518205
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	inxbu
Entity Common Stock, Shares Outstanding	7,187,500
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 385,128	$ 152
Prepaid expenses	10,466	0
Deferred offering costs (Note 2)	0	62,500
Restricted cash held in trust (Note 1,7)	46,013,666	0
Total Assets	46,409,260	62,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Note and advances payable to affiliate (Note 4)	0	55,940
Accrued offering costs	0	8,836
Accrued expenses	128,097	0
Deferred legal fees	100,000	0
Warrant Liability	6,024,900	0
Total current liabilities	6,252,997	64,776
Commitments and Contingencies (Note 1,3,4,6)
Ordinary shares subject to possible redemption; 4,394,533 shares (at redemption value)	35,156,262	0
Shareholders' Equity:
Ordinary shares, no par value; unlimited shares authorized; 2,792,967 issued and outstanding (which excludes 4,394,533 shares subject to possible redemption as of March 31, 2013); 1,437,500 issued and outstanding as of March 31, 2012 (Note 5)	0	0
Additional paid-in capital	5,000,001	25,000
Deficit accumulated during the development stage	0	(27,124)
Total shareholders��� equity (deficit )	5,000,001	(2,124)
Total liabilities and shareholders��� equity (deficit )	$ 46,409,260	$ 62,652

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Common Stock, Shares, Issued	2,792,967	1,437,500
Common Stock, Shares, Outstanding	2,792,967	1,437,500
Common Stock, No Par Value	$ 0	$ 0
Temporary Equity, Shares Outstanding	4,394,533

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Formation and operating costs	$ 294,154	$ 27,124	$ 321,278
Increase in fair value of Trust Fund	(13,666)	0	(13,666)
Increase in fair value of warrant liability	105,700	0	105,700
Net loss attributable to ordinary shares not subject to possible redemption	$ (386,188)	$ (27,124)	$ (413,312)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption ( in shares)	2,365,902	1,437,500	1,906,195
Net loss per ordinary share, excluding shares subject to possible redemption (in dollars per share)	$ (0.16)	$ (0.02)	$ (0.22)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Apr. 05, 2011	$ 0
Balance (in shares) at Apr. 05, 2011		0
Sale of ordinary shares to Sponsor	25,000	0	25,000	0
Sale of ordinary shares to Sponsor (in shares)		1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(27,124)	0	0	(27,124)
Warrant liability	0
Balance at Mar. 31, 2012	(2,124)	0	25,000	(27,124)
Balance (in shares) at Mar. 31, 2012		1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(386,188)	0	0	(386,188)
Share increase as a result of a 1.25 for 1 forward stock split		287,500
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,432,984 shares subject to possible redemption)	46,000,000	0	46,000,000	0
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,432,984 shares subject to possible redemption) (in shares)		5,750,000
Warrant liability	(5,919,200)	0	(5,919,200)	0
Proceeds from issuance of warrants	2,410,000	0	2,410,000	0
Proceeds subject to possible redemption of 4,394,533 ordinary shares at redemption value	(35,156,262)	0	(35,569,574)	413,312
Proceeds subject to possible redemption of 4,394,533 ordinary shares at redemption value (in shares)		(4,394,533)
Underwriter's discount and offering expenses	(1,946,225)	0	(1,946,225)	0
Balance at Mar. 31, 2013	$ 5,000,001	$ 0	$ 5,000,001	$ 0
Balance (in shares) at Mar. 31, 2013	7,187,500	2,792,967

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Sale Of Stock Price Per Share To Sponsors		$ 0.022
Stock Split Ratio		1.25 for 1
Share Price	$ 8
Shares Subject To Redemption	4,432,984

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss for the period	$ (386,188)	$ (27,124)	$ (413,312)
Adjustments to reconcile net income to net cash used in operating activities:
Increase in fair value of warrant liability	105,700	0	105,700
Increase in fair value of Trust Fund	(13,666)	0	(13,666)
Change in operating liabilities:
Prepaid expenses	(10,466)	0	(10,466)
Accrued expenses	128,097	0	128,097
Deferred legal fees	100,000	0	100,000
Net cash used in operating activities	(76,523)	(27,124)	(103,647)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash contributed to Trust Fund	(46,000,000)	0	(46,000,000)
Net cash used in investing activities	(46,000,000)	0	(46,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	53,664	(53,664)	0
Proceeds from sale of ordinary shares to Sponsor	0	25,000	25,000
Proceeds from note and advances payable to affiliate	(55,940)	55,940	0
Proceeds from issuance of warrants	2,410,000	0	2,410,000
Portion of net proceeds from sale of units through Public offering allocable to shares subject to possible redemption	39,078,774	0	39,078,774
Net proceeds from sale of units through public offering allocable to shareholders' equity	4,975,001	0	4,975,001
Net cash provided by financing activities	46,461,499	27,276	46,488,775
Net increase in cash	384,976	152	385,128
Cash beginning of period	152	0	0
End of period	385,128	152	385,128
SUPPLEMENTAL SCHEDULE FOR NON-CASH FINANCING ACTIVITIES
Deferred offering costs included in accrued offering costs	0	8,836	8,836
Deferred legal fees	100,000	0	100,000
Adjustment for warrant liability in connection with the public offering	$ 5,919,200	$ 0	$ 5,919,200

Organization and Business Operations	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. Organization and Business Operations

Incorporation
Infinity Cross Border Acquisition Corporation f/k/a Infinity China 1 Acquisition Corporation (the “Company”) was incorporated in the British Virgin Islands on April 6, 2011.

Sponsor
The Company’s sponsors are Infinity I-China Fund (Cayman), L.P., Infinity I-China Fund (Israel), L.P., Infinity I-China Fund (Israel 2), L.P. and Infinity I-China Fund (Israel 3), L.P., the general partner of each of aforementioned funds is Infinity-CSVC Partners, Ltd., a Cayman Islands exempted company (the “Sponsor”).

Fiscal Year End
The Company has selected March 31 as its fiscal year end.

Business Purpose
The Company was formed to effect a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

Financing
The registration statement for the Company’s initial public offering was declared effective onJuly 19, 2012. On July 25, 2012, the Company consummated a public offering of 5,000,000 units (the “Public Units”) (the “Public Offering” – Note 3). Each Unit consists of one ordinary share, no par value (“Ordinary Shares”), and one redeemable Ordinary Share purchase warrant (the “Public Warrant”). The Ordinary Shares sold as part of the units in the Public Offering are referred herein as “Public Shares.” On July 25, 2012, the Company completed a private placement of 4,400,000 Warrants to the initial investors and the lead underwriter (the “Private Placement Warrants”). The Company received gross proceeds of $42,200,000 before deducting underwriters’ compensation of $1,400,000, and including $2,200,000 received for the purchase of the 4,400,000 Private Placement Warrants by the sponsors and the lead underwriter, Early BirdCapial, Inc ("EBC").

On July 26, 2012, the underwriters of the Public Offering exercised in full their option (the “Over-Allotment Option”) to purchase up to an additional 750,000 Units (the “Over-Allotment Units”) for additional gross proceeds of $6,000,000 (before deduction of underwriters compensation of $210,000) to the Company. Simultaneously with the closing of the Over-Allotment Option, the Company consummated the private sale of an additional 420,000 Private Placement Warrants (together with the sale of the 4,400,000 Private Placement Warrants, the “Private Placement”).

After giving effect to the Public Offering, the sale of the Over-Allotment Units and the Private Placement, a total of 7,187,500 Ordinary Shares (including 5,750,000 public shares and 1,437,500 shares held by the Company’s initial shareholders) and 10,570,000 Warrants (including 5,750,000 public warrants and 4,820,000 Private Placement Warrants) are outstanding. Of the proceeds from the Public Offering, the sale of the Over-Allotment Units and the Private Placement, a total of $46,000,000 (or $8.00 per public share) was initially placed in a trust account (the “Trust Account”) established for the benefit of the Company’s public shareholders.

The proceeds placed into the Trust Account may be invested only in any of (i) U.S. Treasuries having a maturity of 180 days or less, (ii) any open ended investment company that holds itself out as a registered money market fund, which invests in U.S. Treasuries, or (iii) any open ended investment company that holds itself out as a money market fund, which invests in U.S. Treasuries selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Act”), as determined by the Company and, with respect to option (iii) above, accompanied by an opinion of counsel reasonably satisfactory to EBC that such investment would not cause the Company to be an investment company under the Act. The Trust Account is held overseas and maintained by Continental Stock Transfer & Trust Company, acting as trustee. At March 31, 2013 all proceeds in the trust account were held in USA Treasury Bills.

Except for a portion of the interest income from trust fund that may be released to the Company to pay any taxes and to fund the Company’s working capital requirements, none of the funds held in trust will be released from the Trust Account until the earlier of: (i) the consummation of an Initial Business Combination within 18 months from the closing of the Public Offering (or 21 months from the closing of the Public Offering, if a definitive acquisition agreement is executed within 18 months but the Initial Business Combination has not been consummated within such period) and (ii) a redemption to public shareholders prior to any voluntary winding-up in the event the Company does not consummate an Initial Business Combination within the applicable period.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and Private Placement, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating an Initial Business Combination.

The Company’s initial shareholders, officers and directors have agreed that the Company will only have until January 25, 2014 to consummate its Initial Business Combination (or April 25, 2014, if the Company has entered into a definitive agreement for, but has not yet consummated, its Initial Business Combination with a target business by January 25, 2014). If the Company does not consummate its Initial Business Combination within this period of time, it will (i) as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata to the public shareholders by way of redemption and cease all operations except for the purposes of winding up its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up. The initial shareholders have waived their rights to participate in any redemption with respect to their initial shares. However, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Ordinary Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not consummate its Initial Business Combination within the required time period. In the event of such distribution, it is possible the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Business Combination
An Initial Business Combination is subject to the following size, focus and shareholder approval provisions:

Size — The prospective target business or businesses must have a fair market value that is at least equal to 80% of the balance of the Trust Account at the time of the execution of a definitive agreement with such target. The Company will not consummate an Initial Business Combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Act.

Focus — The Company will seek to identify, acquire and operate a business located in Canada, Europe, Africa or Israel, although the Company may pursue acquisition opportunities in other geographic regions.

Tender Offer/Shareholder Approval — The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements, or (ii) if the Company loses its status as a foreign private issuer (“FPI”) and is subject to the Exchange Act rules applicable to domestic issuers, seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements.

The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as whether the Company is deemed a FPI, the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval. If the Company seeks shareholder approval, it will consummate its Initial Business Combination only if a majority of the outstanding ordinary shares voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Furthermore, the redemption threshold may be further limited by the terms and conditions of the Initial Business Combination.

Regardless of whether the Company holds a shareholder vote or a tender offer in connection with an Initial Business Combination, a public shareholder will have the right to redeem their Public Shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable and amounts released to fund working capital requirements. As a result, such Ordinary Shares are recorded at redemption/tender value and classified as temporary equity as of the completion of the Public Offering, in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

Liquidation — If the Company does not consummate an Initial Business Combination within 18 (or 21 months) from the closing of the Public Offering, the Company (i) will, as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata, to holders of Public Shares by way of redemption and (ii) intends to cease all operations except for the purposes of any winding up of its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the BVI Business Companies Act, 2004 of the British Virgin Islands.

In the event of liquidation, it is possible the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Public Offering (assuming no value is attributed to the Public Warrants discussed in Note 3).

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Significant Accounting Policies

Basis of Presentation
The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company
The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. The Company has neither engaged in any operations nor generated any income to date. All activity through March 31, 2013 relates to the Company’s formation and the Public Offering and since consummation of the Public Offering, the search for a prospective target business with which to complete an Initial Business Combination. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company may generate non-operating income in the form of interest income from the designated Trust Account.

Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by dividing net loss per share by the weighted average number of Ordinary Shares outstanding, plus to the extent dilutive, the incremental number of Ordinary Shares to settle warrants held by the Sponsor and the Public (see Note 4), as calculated using the treasury stock method. As the Company reported a net loss for all periods presented in the accompanying interim statements of operations, the effect of the 10,570,000 warrants (including 4,820,000 Private Placement Warrants issued to the Sponsor and lead underwriter in the private placement), have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes
The Company was incorporated in the British Virgin Islands, and as such, is not subject to corporate income taxes. The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2013. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of and for the year ended March 31, 2013. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. state or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs
Deferred offering costs consist principally of legal and accounting fees incurred through the balance sheet date that are related to the Public Offering and that were charged to capital upon the receipt of the capital raised.

Warrant Liability
The Company accounts for the 10,570,000 warrants issued in connection with its Offering (consisting of 5,750,000 warrants issued in the Offering and the 4,820,000 Sponsor Warrants) in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. Management used the quoted market price for the valuation of the warrants to determine the warrant liability to be $6,024,900 as of March 31, 2013. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company's statement of operations.

Fair Value of Financial Instruments
Unless otherwise disclosed, the fair values of financial instruments, including cash and the note payable to related party, approximate their carrying amount due primarily to their short-term nature.

Recent Accounting Pronouncements
Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Redeemable ordinary shares
As discussed in Note 1, all of the 5,750,000 Public Shares contain a redemption feature which allows for the redemption of such shares under the Company's liquidation or tender offer/shareholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its memorandum and articles of association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Ordinary Shares shall be affected by charges against the par value of common stock and retained earnings, or in the absence of retained earnings, by charges against paid-in capital in accordance with ASC 480-10-S99.

Accordingly, at March 31, 2013, 4,394,533 of the 5,750,000 public shares are classified outside of permanent equity at their redemption value. The redemption value is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable (approximately $8.00 at March 31, 2013).

Public Offering	12 Months Ended
Mar. 31, 2013
Public Offering [Abstract]
Public Offering [Text Block]
3. Public Offering

Public Units
On July 25, 2012, the Company sold 5,000,000 Public Units at a price of $8.00 per unit. Each Public Unit consists of one Public Share and one Public Warrant to purchase one Ordinary Share. On July 26, 2012, the Company sold an additional 750,000 Public Units at a price of $8.00 per unit. See footnote 1 for a discussion of the "Public Offering".

On September 14, 2012, the Company, announced that EBC notified it that commencing September 20, 2012, the holders of the Company’s Public Units may elect to separately trade the Ordinary Shares and Public Warrants underlying such Public Units. Those Public Units not separated will continue to trade on the Nasdaq Capital Market under the symbol “INXBU” and each of the underlying Ordinary Shares and Warrants will trade under the symbols “INXB” and “INXBW”, respectively. Holders of Public Units will need to have their brokers contact Continental Stock Transfer & Trust Company, the Company’s transfer agent, in order to separate the Public Units into Ordinary Shares and Public Warrants.

Public Warrant Terms and Conditions:
Exercise Conditions — Each Public Warrant entitles the holder to purchase from the Company one Ordinary Share at an exercise price of $7 per share commencing on the later of the completion of an Initial Business Combination and July 25, 2013, provided that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the Ordinary Shares issuable upon exercise of the Public Warrants and such shares are registered or qualified under the securities laws of the state of residence of the exercising holder. The Public Warrants expire three years from the date of the completion of the Company’s Initial Business Combination, unless earlier redeemed. The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ notice after the warrants become exercisable, only in the event that the last sale price of the Ordinary Shares exceeds $10.50 per share for any 20 trading days within a 30-trading day period. If the Public Warrants are redeemed by the Company, management will have the option to require all holders that wish to exercise such warrants to do so on a cashless basis.

Registration Risk — In accordance with a warrant agreement relating to the Public Warrants, the Company will be required to use its best efforts to maintain the effectiveness of a registration statement relating to the Ordinary Shares issuable upon exercise of the Public Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event a registration statement is not effective at the time of exercise, the holders of such Public Warrants shall not be entitled to exercise such Public Warrants (except on a cashless basis under certain circumstances) and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle or cash settle the Public Warrants. Consequently, the Public Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full unit price solely for the ordinary shares included in the Public Units.

Accounting — Management has determined, in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision the Public Warrants, Sponsor Warrants or EBC Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period.

Underwriting Agreement — The Company paid an underwriting discount of 3.5% of the Public Unit offering price to the underwriters at the closing of the Public Offering (an aggregate of $1,610,000). The Company also issued a unit purchase option, for $100, to EBC or its appointees or its designees, to purchase 500,000 units at an exercise price of $8.80 per unit. The unit purchase option is exercisable commencing on the later to occur of the consummation of the Initial Business Combination and July 19, 2013 and expires July 19, 2017. The units issuable upon exercise of this option are identical to the units sold in the Public Offering. The Company has accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option was approximately $1,105,719 (or $2.21 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 0.27% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The holder of the unit purchase option is entitled to certain demand and piggy-back registration rights. The Company has no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option is not entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

The Company has engaged EBC on a non-exclusive basis, to act as its advisor and investment banker in connection with its Initial Business Combination to provide it with assistance in negotiating and structuring the terms of its Initial Business Combination. The Company will pay EBC a cash fee of $860,000 for such services upon the consummation of its Initial Business Combination.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4. Related Party Transactions

Founder Shares — In April 2011, the Sponsors purchased 1,150,000 ordinary shares as adjusted, (the “Founder Shares”) for $25,000, or approximately $0.022 per share. On May 24, 2012, the Company effectuated a 1.25-for-1 forward split of the outstanding Ordinary Shares, leaving the sponsors and initial shareholders with 1,437,500 founder shares.

Forfeiture — The Founder Shares included 187,500 Ordinary Shares that were subject to forfeiture if and to the extent the underwriters’ over-allotment option was not exercised, so that the initial shareholders would own 20% of the Company’s issued and outstanding shares after the Public Offering. On July 26, 2012 the over-allotment option was exercised in full and therefore no such shares are subject to forfeiture.

Rights — The Founder Shares are identical to the Ordinary Shares included in the Public Units sold in the Public Offering except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (ii) the initial shareholders have agreed to waive their redemption rights with respect to the Founder Shares and any Public Shares they purchase in connection with the Initial Business Combination and have also waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering.

Voting — If the Company seeks shareholder approval of its Initial Business Combination, the initial shareholders have agreed to vote the Founder Shares and any Public Shares purchased during or after the Public Offering in favor of the Initial Business Combination.

Liquidation — Although the initial shareholders and their permitted transferees have waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering, they are entitled to redemption rights with respect to any Public Shares they may own.

Sponsor and EBC Warrants — On July 25, 2012, the Sponsors and EBC purchased an aggregate of 4,000,000 and 400,000 warrants, respectively (the “Sponsor Warrants” and “EBC Warrants”, respectively) at $0.50 per warrant (for an aggregate purchase price of $2,200,000) from the Company on a private placement basis simultaneously with the closing of the Public Offering. On July 26,2012 the Sponsors and EBC purchased an aggregate of 381,818 and 38,182 warrants, respectively at $0.50 per warrant (for an aggregate purchase price of $210,000) from the Company on a private placement basis simultaneously with the closing of the over-allotment closing.

Exercise Conditions — Each Sponsor Warrant and EBC Warrant is exercisable into one ordinary share at $7 per share. The proceeds from the Sponsor Warrants and EBC Warrants were added to the proceeds from the Public Offering held in the Trust Account. The Sponsor Warrants and EBC Warrants are identical to the Public Warrants except that (a) the Sponsor Warrants and EBC Warrants and any Public Warrants purchased by the Sponsors or their affiliates (i) will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are held by the initial purchasers or their affiliates, and (ii) will be subject to certain transfer restrictions described in more detail below, and (b) the period during which the EBC Warrants are exercisable may not be extended beyond five years from the effective date of the registration statement of which this prospectus forms a part. The purchasers have agreed that the Sponsor Warrants and EBC Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed the Initial Business Combination.

Accounting — Management has determined, in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision the Sponsor Warrants, EBC Warrants, or the Public Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period.

Disposition Restrictions
The initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except in limited circumstances to permitted assigns) until the earlier of (1) one year after the completion of its Initial Business Combination and (2) the date on which the Company consummate a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-Up Period”). Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company’s share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. The Sponsor has agreed not to transfer, assign or sell any of the Sponsor Warrants including the Ordinary Shares issuable upon exercise of the Sponsor Warrants until after the completion of an Initial Business Combination.

Registration Rights
The holders of the Founder Shares, Sponsor Warrants, EBC Warrants and warrants that may be issued upon conversion of working capital loans (and the Ordinary Shares underlying all of such warrants) have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement signed on July 19, 2012. These holders are entitled to make up to three demands (or one demand in the case of the EBC Warrants), excluding short form demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, upon the earlier of (1) one year after the completion of the Company’s Initial Business Combination or (2) the date (1) one year after the completion of the Company’s Initial Business Combination or (2) the date on which the Company consummates a liquidation, merger, share exchange or other similar transaction after the Company’s Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, and (ii) in the case of the Sponsor Warrants and EBC Warrants and the respective Ordinary Shares underlying such warrants, after the completion of the Company’s Initial Business Combination. Notwithstanding the foregoing, in the event the sales price of the Company’s Ordinary Shares reaches or exceeds $9.60 for any 20 trading days within any 30-trading day period during such one year period, 50% of the Founder Shares shall be released from the lock-up and, if the sales price of the Company’s shares reaches or exceeds $12.00 for any 20 trading days within any 30-trading day period during such one year period, the remaining 50% of the Founder Shares shall be released from the lock-up. In addition, members of the Company’s Sponsor and the underwriters have agreed not to, subject to certain limited exceptions, transfer, assign or sell any of the Sponsor Warrants or EBC Warrants (including the Ordinary Shares issuable upon exercise of such Warrants) until after the completion of the Initial Business Combination. The Company will bear the costs and expenses of filing any such registration statements.

Administrative Services
The Company has agreed pay $10,000 per month for up to 21 months for office space, utilities and secretarial and administrative services to Infinity-C.S.V.C. Management Ltd, an affiliate of the Company’s sponsors. Services commenced July 20, 2012 and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company.

Note and advances Payable
In April, 2011, the Company issued an unsecured promissory note for $45,000 to the Sponsors and received from the Sponsors advances in the amount of $93,265; proceeds from the loan and the advances were used to fund a portion of the organizational and offering expenses owed by the Company to third parties. The principal balances of the loan and the advances are repayable on the earlier of (i) the date of the consummation of the Public Offering or (ii) September 30, 2012. The principal balance was pre-payable without penalty at any time in whole or in part. No interest accrued on the unpaid principal balance of the loan and the advances. The loan and the advances were due and payable upon the consummation of the Public Offering. As at March 31, 2013, the loan and the advances have been paid.

Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
5. Shareholders’ Equity

Ordinary Shares — The Company has unlimited Ordinary Shares authorized. Holders of the Company’s Ordinary Shares are entitled to one vote for each Ordinary Share. At March 31, 2013, there were 2,792,488 Ordinary Shares outstanding (excluding 4,394,533 shares subject to possible redemption).

Preferred Shares — The Company is authorized to issue an unlimited number of preferred shares in five different classes with such designations, voting and other rights and preferences as may be determined from time to time by Board of Directors. At March 31, 2013 the Company has not issued any preferred shares.

Commitments	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
6. Commitments

The Company has committed to pay its attorneys a deferred legal fee of $100,000 upon the consummation of the Initial Business Combination relating to services performed in connection with the Public Offering. This amount has been accrued in the accompanying balance sheet.

Fair Value Measurement	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

7. Fair Value Measurement

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2013, and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Fair Value of Financial Assets as of March 31, 2013

Description	Balances, at March 31, 2013	Quoted Prices in Active Markets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$46,013,666	$46,013,666	-	-
Liabilities:
Warrant liability	$6,024,900	$6,024,900	-	-
Total	$39,988,766	$39,988,766	-	-

The fair values of the Company’s investments held in the Trust Account are determined through market, observable and corroborated sources. Under the terms of the trust there was an increase in fair value of $13,666 as of March 31,2013.

Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company, Policy [Policy Text Block]
Development Stage Company
The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. The Company has neither engaged in any operations nor generated any income to date. All activity through March 31, 2013 relates to the Company’s formation and the Public Offering and since consummation of the Public Offering, the search for a prospective target business with which to complete an Initial Business Combination. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company may generate non-operating income in the form of interest income from the designated Trust Account.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by dividing net loss per share by the weighted average number of Ordinary Shares outstanding, plus to the extent dilutive, the incremental number of Ordinary Shares to settle warrants held by the Sponsor and the Public (see Note 4), as calculated using the treasury stock method. As the Company reported a net loss for all periods presented in the accompanying interim statements of operations, the effect of the 10,570,000 warrants (including 4,820,000 Private Placement Warrants issued to the Sponsor and lead underwriter in the private placement), have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company was incorporated in the British Virgin Islands, and as such, is not subject to corporate income taxes. The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2013. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of and for the year ended March 31, 2013. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. state or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs, Policy [Policy Text Block]
Deferred Offering Costs
Deferred offering costs consist principally of legal and accounting fees incurred through the balance sheet date that are related to the Public Offering and that were charged to capital upon the receipt of the capital raised.

Warrant Liability, Policy [Policy Text Block]
Warrant Liability
The Company accounts for the 10,570,000 warrants issued in connection with its Offering (consisting of 5,750,000 warrants issued in the Offering and the 4,820,000 Sponsor Warrants) in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. Management used the quoted market price for the valuation of the warrants to determine the warrant liability to be $6,024,900 as of March 31, 2013. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company's statement of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
Unless otherwise disclosed, the fair values of financial instruments, including cash and the note payable to related party, approximate their carrying amount due primarily to their short-term nature.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Shares Subject to Mandatory Redemption, Changes in Redemption Value, Policy [Policy Text Block]
Redeemable ordinary shares
As discussed in Note 1, all of the 5,750,000 Public Shares contain a redemption feature which allows for the redemption of such shares under the Company's liquidation or tender offer/shareholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its memorandum and articles of association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Ordinary Shares shall be affected by charges against the par value of common stock and retained earnings, or in the absence of retained earnings, by charges against paid-in capital in accordance with ASC 480-10-S99.

Accordingly, at March 31, 2013, 4,394,533 of the 5,750,000 public shares are classified outside of permanent equity at their redemption value. The redemption value is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable (approximately $8.00 at March 31, 2013).

Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

Fair Value of Financial Assets as of March 31, 2013

Description	Balances, at March 31, 2013	Quoted Prices in Active Markets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$46,013,666	$46,013,666	-	-
Liabilities:
Warrant liability	$6,024,900	$6,024,900	-	-
Total	$39,988,766	$39,988,766	-	-

Organization and Business Operations (Details Textual) (USD $)	1 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Jul. 25, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Trust Account Deposits [Member]	Mar. 31, 2013 Public Shares [Member]	Jul. 26, 2012 Over Allotment Units [Member]	Mar. 31, 2013 Early BirdCapial, Inc [Member]	Jul. 25, 2012 Private Placement [Member]	Jul. 26, 2012 Private Placement [Member]	Mar. 31, 2013 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Jul. 25, 2012 Private Placement [Member] Early BirdCapial, Inc [Member]
Entity Incorporation, Date of Incorporation		Apr 6, 2011
Entity Incorporation, State Country Name		British Virgin Islands
Initial Offering Period		July 19, 2012
Stock Units Issued During Period	5,000,000						750,000
Stock Issued During Period, Shares, New Issues									4,400,000	420,000
Proceeds from Issuance of Warrants		$ 2,410,000	$ 0	$ 2,410,000					$ 42,200,000				$ 2,200,000
Underwriters Commissions							210,000	860,000	1,400,000
Shares outstanding		7,187,500		7,187,500		5,750,000						1,437,500
Class of Warrant or Right, Outstanding		10,570,000		10,570,000		5,750,000					4,820,000
Proceeds from Issuance Initial Public Offering					46,000,000		6,000,000
Share Price		$ 8		$ 8
Interest Receivable					50,000
Minimum Redemption Threshold for Public Shares		$ 5,000,001		$ 5,000,001
Estimated Percentage Of Trust Account Fair Value Required For Business Combinations					80.00%

Significant Accounting Policies (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	10,570,000
Shares, Outstanding, Beginning Balance	7,187,500
Minimum Redemption Threshold for Public Shares	$ 5,000,001
Share Price	$ 8
Warrant Liability	$ 6,024,900	$ 0
Temporary Equity, Shares Outstanding	4,394,533
Private Placement [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	4,820,000
Shares, Outstanding, Beginning Balance		1,437,500
Public Shares [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	5,750,000
Shares, Outstanding, Beginning Balance	5,750,000

Public Offering (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Jul. 25, 2012 Unit	Jul. 26, 2012	Mar. 31, 2013
Public Offering [Line Items]
Sale of Stock Price Per Unit	8
Number Of Shares In One Stock Units	1
Number of Warrants In One Stock Units	1
Number Of Shares To Be Issued Upon Exercise Of Warrants	1
Stock Units Issued During Period	5,000,000
Percentage Of Underwriting Discount			3.50%
Unit Purchase Option, Exercise Price			8.8
Payments for Underwriting Expense			$ 1,610,000
Unit Purchase Option Per Unit Price			2.21
Estimated Fair Value of Unit Purchase Option			1,105,719
Fair Value Assumptions, Expected Volatility Rate			35.00%
Fair Value Assumptions, Risk Free Interest Rate			0.27%
Fair Value Assumptions, Expected Term			5 years
Fair Value Assumptions, Expected Term, Simplified Method			Black-Scholes option-pricing model
Public Offering Cost			100
Public Warrant Exercise Terms			The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Ordinary Shares exceeds $10.50 per share for any 20 trading days within a 30-trading day period.
Additional Stock Unit Issued During Period		750,000
Early BirdCapial, Inc [Member]
Public Offering [Line Items]
Issuance of Unit Purchase Option			$ 100
Number of Stock Units Issuable Under Unit Purchase Option			500,000
Underwriters Commissions			$ 860,000
Public Warrants [Member]
Public Offering [Line Items]
Warrant Exercise Period			3 years
Warrant Redemption Price			10.5
Investment Warrants, Exercise Price			$ 7

Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended
	Jul. 25, 2012	Jul. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Private Placement [Member]	Jul. 25, 2012 Sponsors [Member]	Jul. 26, 2012 Sponsors [Member]	Apr. 30, 2011 Sponsors [Member]	Jul. 25, 2012 Early BirdCapial, Inc [Member]	Jul. 26, 2012 Early BirdCapial, Inc [Member]
Related Party Transaction [Line Items]
Sale Of Stock Price Per Share To Sponsors					$ 0.022
Number of Shares Held by Founder Subject to Forfeiture			187,500
Initial Shareholders Ownership Percentage			20.00%
Stock Issued During Period Shares To Sponsors					1,150,000
Stock Issued During Period Value To Sponsors				$ 25,000
Shares Outstanding			7,187,500			1,437,500
Forward Split Description					1.25-for-1
Class of Warrant Issued							4,000,000	381,818		400,000	38,182
Warrant Issued	2,200,000	210,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.5	0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			7
Noninterest Expense Distribution and Servicing Fees			10,000
Unsecured Debt, Current									45,000
Proceeds from Issuance of Unsecured Debt									$ 93,265
Share Exercise Price Description During Lockup Period			if the Companys share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Companys share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up.

Shareholders' Equity (Details Textual)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Shareholders��� Equity Note Disclosure [Line Items]
Common Stock, Voting Rights	one vote for each Ordinary Share
Common Stock, Shares, Outstanding	2,792,967	1,437,500
Temporary Equity, Shares Outstanding	4,394,533

Commitments (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Commitments [Line Items]
Deferred Legal Fees	$ 100,000	$ 0

Fair Value Measurement (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Assets:
Investments held in Trust Account	$ 46,013,666	$ 0
Liabilities:
Warrant liability	6,024,900	0
Total	39,988,766
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	46,013,666
Liabilities:
Warrant liability	6,024,900
Total	39,988,766
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	$ 0

Fair Value Measurement (Details Textual) (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase In Fair Value Of Trust Fund	$ (13,666)	$ 0	$ (13,666)